Patents (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Patents [Line Items]
Net accumulated amortization	$ 1,938,690		$ 1,938,690		$ 1,852,649
Amortization expense for the patents	$ 34,495	$ 11,992	$ 71,793	$ 25,308
Amortization expense over period	20 years		20 years
Patents [Member]
Patents [Line Items]
Amortization expense for the patents	$ 34,495	$ 11,992	$ 71,793	$ 25,308
Amortization expense over period	5 years		5 years
Future amortization expense for the patents			$ 148,000